Organization and Basis of Presentation (Details Narrative)	Jul. 14, 2015	Oct. 31, 2013 USD ($)	Feb. 01, 2013 shares	Jun. 30, 2015 shares	Apr. 28, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Feb. 28, 2013 shares
Common stock, shares authorized				300,000,000	175,000,000	300,000,000	175,000,000
Reverse stock split of common stock	Outstanding shares of common stock and preferred stock at a ratio of 1 for 60 (the “Stock Split”).
Stock split conversion ratio	0.0167
Number of shares issued in business acquisition			109,671
Additional shares of our common stock isssued | $		$ 370,519
Common stock shares issued for exchange			833,333
Series A Convertible Preferred Stock [Member]
Convertible preferred stock								833,333